April 16, 2021

VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549

Re:	Third Avenue Trust 1940 Act File No. 811-08039 1933 Act File No. 333-20891

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Third Avenue Trust (the “Trust”), that the form of Prospectus and Statement of Additional Information (“SAI”) for the Third Avenue International Real Estate Value Fund dated April 12, 2021 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 55 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on April 9, 2021 (SEC Accession No. 0001829126-21-002399).

Please contact John P. Falco, Esq. at 215.981.4659, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,
/s/ Joel Weiss Joel Weiss President & CEO

cc:	Mr. T. Richard Keyes Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.